Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary	Summary
	Compensation	Compensation	Compensation	Compensation	Average	Average	Value of Initial Fixed $100
	Table Total	Table Total	Actually	Actually	Summary	Compensation	Investment Based On:
	for CEO	for CEO	Paid to	Paid to	Compensation	Actually		Peer Group		Adjusted
	Jagadeesh (Jag)	Robert	CEO Jagadeesh	CEO Robert D.	Table for Non-	Paid to Non-	Total	Total	Net Income	EBITDA
	A. Reddy	D. Kamphuis	(Jag) A. Reddy	Kamphuis	CEO NEOs(2)	CEO NEOs(2)	Shareholder	Shareholder	(in millions)	(in millions)
Fiscal Year	($)	($)	($)	($)	($)	($)	Return(3)	Return(3)	($)	($)
2025	3,183,288	—	2,482,205	—	1,139,884	554,098	139.49	131.18	(8.1)	47.1
2024	3,692,318	—	4,268,060	—	1,919,707	1,994,401	117.14	125.85	26.0	64.4
2023	2,956,326	—	2,820,325	—	1,799,020	1,878,498	107.45	117.81	7.8	66.1
2022 (1)	1,269,605	1,416,066	1,836,915	(1,346,967)	1,687,167	1,583,306	94.34	103.45	18.7	60.8
2021	—	3,919,201	—	5,051,860	1,402,350	1,643,440	111.10	125.27	(7.5)	46.2
(1)	Robert D. Kamphuis was CEO during 2021 and retired as CEO effective September 30, 2022, and Jagadeesh A. Reddy was appointed CEO effective July 19, 2022.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2025: Rachele M. Lehr, Ryan F. Raber, Sean P. Leuba, Craig D. Nichols and Todd M. Butz. Mr. Butz left our Company effective June 30,

2025.

2024: Todd M. Butz and Ryan F. Raber

2023: Todd M. Butz, Ryan F. Raber and Randall P. Stille. Mr. Stille left our Company effective November 3, 2023.

2022: Todd M. Butz and Ryan F. Raber

2021: Todd M. Butz and Ryan F. Raber

(3)	Total shareholder return is based on the value of an initial fixed investment of $100 in our common stock and the Company’s industry specific peer group, S&P SmallCap 600, as of December 31, 2020.

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022		Fiscal 2021
	CEO Jagadeesh	CEO Jagadeesh	CEO Jagadeesh	CEO Jagadeesh	CEO Robert D.	CEO Robert D.
	(Jag) A. Reddy	(Jag) A. Reddy	(Jag) A. Reddy	(Jag) A. Reddy	Kamphuis	Kamphuis
Total compensation from summary compensation table	$3,183,288	$3,692,318	$2,956,326	$1,269,605	$1,416,066	$3,919,201
Adjustments for equity awards
Adjustments for grant date values in the summary compensation table	(2,380,000)	(2,000,000)	(1,650,000)	(650,000)	—	(2,280,000)
Fair value of unvested awards granted in the current year	2,328,590	2,446,708	1,447,334	1,217,310	—	2,482,642
Change in year-end fair values for unvested awards granted in prior years	(516,115)	138,291	112,820	—	—	420,065
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(133,558)	(9,257)	(46,155)	—	(1,521,442)	509,952
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	(1,241,591)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—
Total adjustments for equity awards	(701,083)	575,742	(136,001)	567,310	(2,763,033)	1,132,659
Compensation actually paid (as calculated)	$2,482,205	$4,268,060	$2,820,325	$1,836,915	(1,346,967)	$5,051,860

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
	Average Non-	Average Non-	Average Non-	Average Non-	Average Non-
	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)
Total compensation from summary compensation table	$1,139,884	$1,919,707	$1,799,020	$1,687,167	$1,402,350
Adjustments for equity awards
Adjustments for grant date values in the summary compensation table	(618,000)	(971,000)	(776,667)	(790,000)	(575,000)
Fair value of unvested awards granted in the current year	483,734	1,187,882	681,272	1,052,009	626,113
Change in year-end fair values for unvested awards granted in prior years	(89,902)	46,263	68,636	(39,888)	83,275
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(26,296)	(188,451)	266,032	(325,982)	106,703
Forfeitures during current year equal to prior year-end fair value	(335,322)	—	(159,795)	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—
Total adjustments for equity awards	(585,786)	74,694	79,478	(103,861)	241,090
Compensation actually paid (as calculated)	$554,098	$1,994,401	$1,878,498	$1,583,306	$1,643,440

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Robert D. Kamphuis was CEO during 2021 and retired as CEO effective September 30, 2022, and Jagadeesh A. Reddy was appointed CEO effective July 19, 2022.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2025: Rachele M. Lehr, Ryan F. Raber, Sean P. Leuba, Craig D. Nichols and Todd M. Butz. Mr. Butz left our Company effective June 30,

2025.

2024: Todd M. Butz and Ryan F. Raber

2023: Todd M. Butz, Ryan F. Raber and Randall P. Stille. Mr. Stille left our Company effective November 3, 2023.

2022: Todd M. Butz and Ryan F. Raber

2021: Todd M. Butz and Ryan F. Raber

Peer Group Issuers, Footnote
(3)	Total shareholder return is based on the value of an initial fixed investment of $100 in our common stock and the Company’s industry specific peer group, S&P SmallCap 600, as of December 31, 2020.

Adjustment To PEO Compensation, Footnote

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022		Fiscal 2021
	CEO Jagadeesh	CEO Jagadeesh	CEO Jagadeesh	CEO Jagadeesh	CEO Robert D.	CEO Robert D.
	(Jag) A. Reddy	(Jag) A. Reddy	(Jag) A. Reddy	(Jag) A. Reddy	Kamphuis	Kamphuis
Total compensation from summary compensation table	$3,183,288	$3,692,318	$2,956,326	$1,269,605	$1,416,066	$3,919,201
Adjustments for equity awards
Adjustments for grant date values in the summary compensation table	(2,380,000)	(2,000,000)	(1,650,000)	(650,000)	—	(2,280,000)
Fair value of unvested awards granted in the current year	2,328,590	2,446,708	1,447,334	1,217,310	—	2,482,642
Change in year-end fair values for unvested awards granted in prior years	(516,115)	138,291	112,820	—	—	420,065
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(133,558)	(9,257)	(46,155)	—	(1,521,442)	509,952
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	(1,241,591)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—
Total adjustments for equity awards	(701,083)	575,742	(136,001)	567,310	(2,763,033)	1,132,659
Compensation actually paid (as calculated)	$2,482,205	$4,268,060	$2,820,325	$1,836,915	(1,346,967)	$5,051,860

Non-PEO NEO Average Total Compensation Amount	$ 1,139,884	$ 1,919,707	$ 1,799,020	$ 1,687,167	$ 1,402,350
Non-PEO NEO Average Compensation Actually Paid Amount	$ 554,098	1,994,401	1,878,498	1,583,306	1,643,440
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
	Average Non-	Average Non-	Average Non-	Average Non-	Average Non-
	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)	CEO NEOs (2)
Total compensation from summary compensation table	$1,139,884	$1,919,707	$1,799,020	$1,687,167	$1,402,350
Adjustments for equity awards
Adjustments for grant date values in the summary compensation table	(618,000)	(971,000)	(776,667)	(790,000)	(575,000)
Fair value of unvested awards granted in the current year	483,734	1,187,882	681,272	1,052,009	626,113
Change in year-end fair values for unvested awards granted in prior years	(89,902)	46,263	68,636	(39,888)	83,275
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(26,296)	(188,451)	266,032	(325,982)	106,703
Forfeitures during current year equal to prior year-end fair value	(335,322)	—	(159,795)	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—
Total adjustments for equity awards	(585,786)	74,694	79,478	(103,861)	241,090
Compensation actually paid (as calculated)	$554,098	$1,994,401	$1,878,498	$1,583,306	$1,643,440

Tabular List, Table

Most Important Performance Measures

The three performance measures listed below, not ranked in order of importance, represent the most important Company performance measures used to link CAP as further described in our CD&A.

Adjusted EBITDA
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 139.49	117.14	107.45	94.34	111.1
Peer Group Total Shareholder Return Amount	131.18	125.85	117.81	103.45	125.27
Net Income (Loss)	$ (8,100,000)	$ 26,000,000	$ 7,800,000	$ 18,700,000	$ (7,500,000)
Company Selected Measure Amount	47,100,000	64,400,000	66,100,000	60,800,000	46,200,000
PEO Name	Jagadeesh A. Reddy
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Jagadeesh (Jag) A. Reddy
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,183,288	$ 3,692,318	$ 2,956,326	$ 1,269,605
PEO Actually Paid Compensation Amount	2,482,205	4,268,060	2,820,325	1,836,915
Robert D. Kamphuis
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,416,066	$ 3,919,201
PEO Actually Paid Compensation Amount				(1,346,967)	5,051,860
PEO | Jagadeesh (Jag) A. Reddy | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,083)	575,742	(136,001)	567,310
PEO | Jagadeesh (Jag) A. Reddy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,380,000)	(2,000,000)	(1,650,000)	(650,000)
PEO | Jagadeesh (Jag) A. Reddy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,328,590	2,446,708	1,447,334	1,217,310
PEO | Jagadeesh (Jag) A. Reddy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,115)	138,291	112,820
PEO | Jagadeesh (Jag) A. Reddy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,558)	(9,257)	(46,155)
PEO | Robert D. Kamphuis | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,763,033)	1,132,659
PEO | Robert D. Kamphuis | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,280,000)
PEO | Robert D. Kamphuis | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,482,642
PEO | Robert D. Kamphuis | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					420,065
PEO | Robert D. Kamphuis | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,521,442)	509,952
PEO | Robert D. Kamphuis | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,241,591)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(585,786)	74,694	79,478	(103,861)	241,090
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(618,000)	(971,000)	(776,667)	(790,000)	(575,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,734	1,187,882	681,272	1,052,009	626,113
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,902)	46,263	68,636	(39,888)	83,275
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,296)	$ (188,451)	266,032	$ (325,982)	$ 106,703
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (335,322)		$ (159,795)